Provisions for employees' benefits - Movement in profit and loss and in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss
Interest expense	$ 1,088,249	$ 679,098	$ 661,187
Current service cost	115,031	147,480	132,352
Past service cost	107,231	114,162	129,328
Remeasurements	0	0	(211)
Benefits plan costs recognized in profit or loss	1,310,511	940,740	922,656
Other comprehensive income
Recognized in other comprehensive income	(4,460,534)	(1,254,514)	2,456,667
Deferred tax	1,726,261	586,260	(679,510)
Other comprehensive income, net of taxes	(2,734,273)	(668,254)	1,777,157
Pension and bonds
Other comprehensive income
Recognized in other comprehensive income	(2,664,204)	156,755	1,401,578
Healthcare
Other comprehensive income
Recognized in other comprehensive income	(1,714,227)	(1,429,423)	991,050
Other
Other comprehensive income
Recognized in other comprehensive income	$ (82,103)	$ 18,154	$ 64,039